LEASES (Tables)	6 Months Ended
Jun. 30, 2025
Leases
Schedule of components of lease expenses

	Statement of Income Location	Six months ended June 30, 2025	Six months ended June 30, 2024
		(Unaudited)	(Unaudited)
		$	$
Lease Costs
Operating lease expense	General and administrative expenses	30,148	37,048
Total net lease costs		30,148	37,048